UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    July, 24  2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      100

Form 13F Information Table Entry Total:       $169,076,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2765    57600 SH       SOLE                             57600
Agilent Technologies           COM              00846u101      499    15339 SH       SOLE                             15339
Albertson's Inc                COM              013104104      837    27900 SH       SOLE                             27900
Amer Home Prod                 COM              026609107      594    10115 SH       SOLE                             10115
Amgen Inc                      COM              031162100      450     7410 SH       SOLE                              7410
Applebees Int                  COM              037899101     2069    64650 SH       SOLE                             64650
Applera Corp App Biosys - frml COM              038020103      209     7800 SH       SOLE                              7800
Assoc Banc-Corp                COM              045487105     4054   112656 SH       SOLE                            112656
Avery Dennison                 COM              053611109      414     8100 SH       SOLE                              8100
BP PLC - frmly BP Amoco PLC    COM              055622104     7389   148217 SH       SOLE                            148217
Bank One Corp                  COM              059438101      757    21138 SH       SOLE                             21138
Barnes & Noble                 COM              067774109     2215    56300 SH       SOLE                             56300
Baxter Intl Inc                COM              071813109      429     8500 SH       SOLE                              8500
BellSouth Corp                 COM              079860102      679    16855 SH       SOLE                             16855
Bemis Company                  COM              081437105     1199    29850 SH       SOLE                             29850
Borders Group                  COM              099709107     1516    67700 SH       SOLE                             67700
Bristol Myers Squibb           COM              110122108     6949   132873 SH       SOLE                            132873
CVS Corp                       COM              585745102     2419    62656 SH       SOLE                             62656
CenterPoint Properties         COM              151895109      266     5300 SH       SOLE                              5300
Chevron Corp                   COM              166751107      727     8032 SH       SOLE                              8032
Cisco Systems                  COM              17275R102      395    21680 SH       SOLE                             21680
Citigroup Inc                  COM              172967101      640    12120 SH       SOLE                             12120
Clayton Homes                  COM              184190106      751    47800 SH       SOLE                             47800
Compaq Computer Corp           COM              204493100      475    31000 SH       SOLE                             31000
Computer Sciences              COM              205363104      946    27350 SH       SOLE                             27350
Compuware Corp                 COM              205638109      291    20800 SH       SOLE                             20800
Disney (Walt)                  COM              254687106      225     7800 SH       SOLE                              7800
Dominion Resources             COM              25746u109      440     7325 SH       SOLE                              7325
Duke Realty Corp / frmly. Duke COM              264411505     2032    81760 SH       SOLE                             81760
El Paso Corporation            COM              28336L109     2081    39605 SH       SOLE                             39605
Emerson Elec                   COM              291011104     1958    32370 SH       SOLE                             32370
Equity Residential Properties  COM              29476L107      351     6200 SH       SOLE                              6200
Ericsson LM cl B               COM              294821400      166    30600 SH       SOLE                             30600
Ethan Allen                    COM              297602104     2493    76701 SH       SOLE                             76701
Exxon Mobil Corp               COM              30231g102     7811    89417 SH       SOLE                             89417
FedEx Corp                     COM              31428x106      261     6500 SH       SOLE                              6500
First American Bankshares      COM                             846     2300 SH       SOLE                              2300
First Industrial Realty Trust  COM              32054k103      800    24900 SH       SOLE                             24900
Furniture Brands Int'l Inc.    COM              360921100      269     9600 SH       SOLE                              9600
Gannett Inc                    COM              364730101     2320    35200 SH       SOLE                             35200
General Electric               COM              369604103     7889   161825 SH       SOLE                            161825
General Mills                  COM              370334104     1108    25300 SH       SOLE                             25300
Genuine Parts                  COM              372460105      779    24727 SH       SOLE                             24727
Grainger W W                   COM              384802104      362     8800 SH       SOLE                              8800
Halliburton Co                 COM              406216101      227     6375 SH       SOLE                              6375
Health Care Realty Tr.         COM              421946104     3515   133634 SH       SOLE                            133634
Heinz H.J. Co                  COM              423074103      425    10385 SH       SOLE                             10385
Hewlett Packard                COM              428236103     2011    70300 SH       SOLE                             70300
Home Depot                     COM              437076102      246     5275 SH       SOLE                              5275
Hon Industries                 COM              438092108     2610   107750 SH       SOLE                            107750
Hospitality Properties         COM              44106m102     3782   132713 SH       SOLE                            132713
IBM Corp                       COM              459200101     2363    20914 SH       SOLE                             20914
Illinois Tool Works            COM              452308109     1570    24800 SH       SOLE                             24800
Intel Corp                     COM              458140100     3086   105504 SH       SOLE                            105504
Johnson Controls               COM              478366107     2740    37806 SH       SOLE                             37806
Johnson&Johnson                COM              478160104     4333    86654 SH       SOLE                             86654
Kimberly Clark                 COM              494368103     4026    72020 SH       SOLE                             72020
Kohls Corp                     COM              500255104      248     3950 SH       SOLE                              3950
LSI Logic Corp                 COM              502161102      216    11500 SH       SOLE                             11500
Liberty Property               COM              531172104     3377   114100 SH       SOLE                            114100
Lucent Tech                    COM              549463107       83    13440 SH       SOLE                             13440
Manpower Inc                   COM              56418H100      410    13700 SH       SOLE                             13700
Marshall & Ilsley              COM              571834100     3391    62920 SH       SOLE                             62920
Masco Corp                     COM              574599106      617    24705 SH       SOLE                             24705
McDonald's Corp                COM              580135101      584    21596 SH       SOLE                             21596
McGraw-Hill                    COM              580645109      463     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107     9048   141580 SH       SOLE                            141580
Microsoft Corp                 COM              594918104     2337    32019 SH       SOLE                             32019
Modine Mfg Co                  COM              607828100      502    18208 SH       SOLE                             18208
Motorola Inc                   COM              620076109     1111    67100 SH       SOLE                             67100
Newell Rubbermaid Inc.         COM              651221061     1100    43825 SH       SOLE                             43825
Officemax Inc                  COM              67622m108      855   231800 SH       SOLE                            231800
Oracle Corp                    COM              68389x105      324    17030 SH       SOLE                             17030
Penney J C                     COM              708160106      658    24963 SH       SOLE                             24963
Pepsico, Inc.                  COM              713448108     3465    78400 SH       SOLE                             78400
Pfizer Inc                     COM              717081103     2277    56848 SH       SOLE                             56848
Phillips Petroleum Co          COM              718507106     1483    26020 SH       SOLE                             26020
Procter & Gamble               COM              742718109     1424    22313 SH       SOLE                             22313
Royal Dutch Petro              COM              780257705     3455    59300 SH       SOLE                             59300
SBC Commun Inc.                COM              78387G103     2223    55485 SH       SOLE                             55485
Schlumberger                   COM              806857108     2692    51122 SH       SOLE                             51122
Sprint Corp                    COM              852061100      273    12800 SH       SOLE                             12800
Sysco Corp                     COM              871829107     2571    94700 SH       SOLE                             94700
TECO Energy Inc                COM              872375100     3695   121150 SH       SOLE                            121150
Texas Instruments              COM              882508104      777    24350 SH       SOLE                             24350
Transocean Sedco Forex         COM              g90078109      311     7551 SH       SOLE                              7551
Tribune Co                     COM              896047107     3679    91940 SH       SOLE                             91940
U.S. Bancorp                   COM              902973106      657    28825 SH       SOLE                             28825
UNUMProvident Corp             COM              91529y106      533    16602 SH       SOLE                             16602
Unocal Corp                    COM              915289102      277     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM                            1331    24882 SH       SOLE                             24882
Vodafone Group PLC             COM              g93882101      349    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1311    37200 SH       SOLE                             37200
Wal Mart Stores                COM              931142103      566    11595 SH       SOLE                             11595
Walgreen Co                    COM              931422109     2430    70510 SH       SOLE                             70510
Wallace Computer               COM              932270101     1577    95350 SH       SOLE                             95350
Wells Fargo                    COM              949740104      983    21175 SH       SOLE                             21175
Weyerhaeuser                   COM              962166104      220     4000 SH       SOLE                              4000
WorldCom Inc GA New            COM              98157d106      252    17725 SH       SOLE                             17725
Xcel Energy Inc                COM              98389b100     1883    66190 SH       SOLE                             66190